united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22447

Equinox Funds Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 12/31/14

Item 1. Reports to Stockholders.

EQUINOX EQUITYHEDGE U.S. STRATEGY FUND

CLASS A SHARES: EEHAX

CLASS C SHARES: EEHCX

CLASS I SHARES: EEHIX

SEMI-ANNUAL REPORT

DECEMBER 31, 2014

1-888-643-3431

WWW.EQUINOXFUNDS.COM

DISTRIBUTED BY NORTHERN LIGHTS DISTRIBUTORS, LLC

Equinox EquityHedge U.S. Strategy Fund

PORTFOLIO REVIEW

December 31, 2014 (Unaudited)

The Fund’s performance figures* for the periods ended December 31, 2014, as compared to its benchmark:

		Start of Performance ** -
	Six Months	December 31, 2014
Equinox EquityHedge U.S. Strategy Fund
Class A	5.37%	12.11%
Class A with Load	(0.67)%	7.15%
Class C	4.96%	11.07%
Class I	5.45%	12.33%
S&P 500 Total Return Index ***	6.12%	19.67%

*	The performance data quoted is historical. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for Class A maximum applicable sales charge of 5.75%. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or on the redemptions of Portfolio shares. Performance figures for periods greater than one year are annualized. The Fund’s total annual operating expenses, including acquired fund fees and expenses, are 1.50% for Class A shares, 2.25% for Class C shares and 1.25% for Class I Shares per the October 31, 2014, prospectus. For performance information current to the most recent month-end please call 1-888-643-3431.

**	Start of performance is September 9, 2013.

***	The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. It is not possible to invest directly in an index.

Portfolio Composition	% of Net Assets
U.S. Treasury Bills	74.7%
Other assets and liabilities - net	25.3%
100.0%
1

Equinox EquityHedge U.S. Strategy Fund

PORTFOLIO OF INVESTMENTS

December 31, 2014 (Unaudited)

Principal		Coupon Rate	Maturity
Amount		% (a)	Date	Value
	SHORT-TERM INVESTMENTS - 74.7%
	U.S. TREASURY BILLS - 74.7%
$2,700,000	United States Treasury Bill	0.0038	2/5/2015	$2,699,974
2,700,000	United States Treasury Bill	0.0500	5/7/2015	2,699,552
	TOTAL SHORT-TERM INVESTMENTS (Cost - $5,399,526)			5,399,526

	TOTAL INVESTMENTS - 74.7% (Cost - $5,399,526) (b)			$5,399,526
	OTHER ASSETS AND LIABILITIES - NET - 25.3%			1,833,009
	TOTAL NET ASSETS - 100.0%			$7,232,535

(a)	Represents discount rate at the time of purchase.

(b)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $5,399,256.

		Unrealized
	SWAP CONTRACT	Depreciation
	Total return swap with Deutsche Bank AG, London Branch. The swap provides exposure to the total returns of the Quest Dynamic Financial Hedge Program of Quest Partners LLP (“Quest”) calculated on a daily basis with reference to a customized reference index that is proprietary to Deutsche Bank. The reference index is comprised at any given time of trading positions selected by Quest that include exchange traded futures and options in relation to equity, fixed income, and currency asset classes traded on certain exchanges. Under the terms of the swap, the Advisor has the ability to periodically adjust the notional level of the swap. The swap was effective on September 10, 2013 and has a term of five years therefrom unless earlier terminated. In addition, the swap provides for a fee of 0.35% to Deutsche Bank accrued on the notional level of the swap. (Notional Value $3,630,000)
	Total Net Unrealized Depreciation on Long Swap Contract	$(48,081)

		Unrealized
Contracts		Appreciation
	LONG FUTURE CONTRACT
71	S&P 500 E-Mini March 2015
	(Underlying Face Amount at Value $7,286,375)	$220,810

See accompanying notes to consolidated financial statements.

2

Equinox EquityHedge U.S. Strategy Fund

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2014 (Unaudited)

ASSETS
Investment securities:
At cost	$5,399,526
At value	$5,399,526
Cash	754,731
Swap margin balance *	616,500
Deposits for future contracts **	449,643
Unrealized appreciation on futures contracts	220,810
Receivable due from Advisor	13,354
Dividends receivable	9
Prepaid expenses	21,776
TOTAL ASSETS	7,476,349

LIABILITIES
Unrealized depreciation on swap contract	48,081
Due to Broker - Swap contract	65,159
Fees payable to other affiliates	18,150
Distribution (12b-1) fees payable	1,170
Accrued expenses and other liabilities	111,254
TOTAL LIABILITIES	243,814
NET ASSETS	$7,232,535

Net Assets Consist Of:
Paid in capital	$7,005,384
Accumulated net investment loss	(34,934)
Accumulated net realized gain from investment, futures contracts and swap contract	89,356
Net unrealized appreciation of investments, futures contracts and swap contract	172,729
NET ASSETS	$7,232,535

*	Pledged as collateral for swap agreement.

**	Pledged as collateral for futures contracts.

See accompanying notes to consolidated financial statements.

3

Equinox EquityHedge U.S. Strategy Fund

STATEMENT OF ASSETS AND LIABILITIES (Continued)

December 31, 2014 (Unaudited)

Net Asset Value Per Share:
Class A Shares:
Net Assets	$5,037,264
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	501,334
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)(b)	$10.05
Maximum offering price per share (maximum sales charges of 5.75%)	$10.66

Class C Shares:
Net Assets	$6,341
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	640
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$9.91

Class I Shares:
Net Assets	$2,188,930
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	217,207
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (b)	$10.08

(a)	On investments of $1 million or more, the maximum sales charge will not apply. Instead, the investment may be subject to a 1.00% contingent deferred sales charge.

(b)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 1%.

See accompanying notes to consolidated financial statements.

4

Equinox EquityHedge U.S. Strategy Fund

STATEMENT OF OPERATIONS

For the Six Months Ended December 31, 2014 (Unaudited)

INVESTMENT INCOME
Dividends (net of foreign taxes withheld of $208)	$26,176
Interest	225
TOTAL INVESTMENT INCOME	26,401

EXPENSES
Investment advisory fees	74,131
Distribution (12b-1) fees
Class A	6,303
Class C	31
Legal fees	51,281
Custodian fees	39,043
Accounting services fees	36,999
Audit fees	15,233
Registration fees	12,388
Transfer agent fees	6,939
Compliance officer fees	5,298
Administrative services fees	4,630
Printing and postage expenses	3,256
Trustees fees and expenses	837
Insurance expense	822
Non 12b-1 Shareholder Services Fees	60
Other expenses	1,954
TOTAL EXPENSES	259,205

Less: Fees waived/reimbursed by the Advisor	(180,163)

NET EXPENSES	79,042
NET INVESTMENT LOSS	(52,641)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	988,550
Futures contracts	107,550
Swap contract	(65,159)
1,030,941
Net change in unrealized appreciation (depreciation) on:
Investments	(964,145)
Futures contracts	212,372
Swap contract	152,110
(599,663)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	431,278

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$378,637

See accompanying notes to consolidated financial statements.

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Equinox EquityHedge U.S. Strategy Fund

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended	For the Period Ended
	December 31, 2014	June 30,
	(Unaudited)	2014 (a)
FROM OPERATIONS
Net investment loss	$(52,641)	$(91,488)
Net realized gain on investment transactions, futures contracts and swap contract	1,030,941	158,103
Net change in unrealized appreciation (depreciation) on investments, futures contracts and swap contract	(599,663)	772,392
Net increase in net assets resulting from operations	378,637	839,007

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains
Class A	(684,178)	(5,603)
Class C	(866)	(32)
Class I	(294,975)	(4,839)
Total distributions to shareholders	(980,019)	(10,474)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	27,043	4,792,895
Class C	—	30,150
Class I	277,226	4,869,279
Net asset value of shares issued in reinvestment of distributions:
Class A	660,993	5,324
Class C	866	32
Class I	294,975	4,839
Redemption fee proceeds:
Class A	—	1
Class I	—	1
Payments for shares redeemed:
Class A	(304,533)	(161,828)
Class C	—	(24,184)
Class I	(2,586,044)	(881,651)
Net increase in net assets from shares of beneficial interest	(1,629,474)	8,634,858

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,230,856)	9,463,391

NET ASSETS
Beginning of Period	9,463,391	—
End of Period*	$7,232,535	$9,463,391
* Includes accumulated net investment income (loss) of:	$(34,934)	$17,707

(a)	The Equinox EquityHedge U.S. Strategy Fund commenced operations on September 9, 2013.

See accompanying notes to consolidated financial statements.

6

Equinox EquityHedge U.S. Strategy Fund

STATEMENT OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended	For the Period Ended
	December 31, 2014	June 30,
	(Unaudited)	2014 (a)
SHARE ACTIVITY
Class A:
Shares Sold	2,424	475,778
Shares Reinvested	65,187	488
Shares Redeemed	(27,491)	(15,052)
Net increase in shares of beneficial interest outstanding	40,120	461,214

Class C:
Shares Sold	—	2,851
Shares Reinvested	87	3
Shares Redeemed	—	(2,301)
Net increase in shares of beneficial interest outstanding	87	553

Class I:
Shares Sold	24,909	478,782
Shares Reinvested	29,004	443
Shares Redeemed	(233,743)	(82,188)
Net increase (decrease) in shares of beneficial interest outstanding	(179,830)	397,037

(a)	The Equinox EquityHedge U.S. Strategy Fund commenced operations on September 9, 2013.

See accompanying notes to consolidated financial statements.

7

Equinox EquityHedge U.S. Strategy Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class A
	Six Months Ended	For the Period Ended
	December 31, 2014	June 30,
	(Unaudited)	2014 (1)
Net asset value, beginning of period	$11.01	$10.00

Activity from investment operations:
Net investment loss (2)	(0.08)	(0.12)
Net realized and unrealized gain on investments, futures contracts and swap contract	0.69	1.14
Total from investment operations	0.61	1.02

Less distributions from:
Net realized gains	(1.57)	(0.01)

Paid-in-Capital From Redemption Fees	—	0.00 (3)

Net asset value, end of period	$10.05	$11.01

Total return (4)(5)	5.37%	10.23%

Net assets, at end of period (000’s)	$5,037	$5,079

Ratio of gross expenses to average net assets (6)(7)(8)	6.90%	5.97%
Ratio of net expenses to average net assets (7)(8)	2.15%	2.49%
Ratio of net investment loss to average net assets (7)(8)(9)	(1.47)%	(1.40)%

Portfolio Turnover Rate (5)	16%	49%

(1)	The Equinox EquityHedge U.S. Strategy Fund commenced operations on September 9, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized.

(8)	Does not include the expenses of other investment companies in which the Fund invests.

(9)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests.

See accompanying notes to consolidated financial statements.

8

Equinox EquityHedge U.S. Strategy Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class C
	Six Months Ended	For the Period Ended
	December 31, 2014	June 30,
	(Unaudited)	2014 (1)
Net asset value, beginning of period	$10.92	$10.00

Activity from investment operations:
Net investment loss (2)	(0.12)	(0.18)
Net realized and unrealized gain on investments, futures contracts and swap contract	0.68	1.11
Total from investment operations	0.56	0.93

Less distributions from:
Net realized gains	(1.57)	(0.01)

Net asset value, end of period	$9.91	$10.92

Total return (3)(4)	4.96%	9.33%

Net assets, at end of period (000’s)	$6	$6

Ratio of gross expenses to average net assets (5)(6)(7)	7.66%	6.71%
Ratio of net expenses to average net assets (6)(7)	2.90%	3.24%
Ratio of net investment loss to average net assets (6)(7)(8)	(2.23)%	(2.20)%

Portfolio Turnover Rate (4)	16%	49%

(1)	The Equinox EquityHedge U.S. Strategy Fund commenced operations on September 9, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown exclude the effect of applicable sales charges and redemption fees.

(4)	Not annualized.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(6)	Annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests.

See accompanying notes to consolidated financial statements.

9

Equinox EquityHedge U.S. Strategy Fund

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class I
	Six Months Ended	For the Period Ended
	December 31, 2014	June 30,
	(Unaudited)	2014 (1)
Net asset value, beginning of period	$11.03	$10.00

Activity from investment operations:
Net investment loss (2)	(0.07)	(0.09)
Net realized and unrealized gain on investments, futures contracts and swap contract	0.69	1.13
Total from investment operations	0.62	1.04

Less distributions from:
Net realized gains	(1.57)	(0.01)

Paid-in-Capital From Redemption Fees	—	0.00 (3)

Net asset value, end of period	$10.08	$11.03

Total return (4)(5)	5.45%	10.43%

Net assets, at end of period (000’s)	$2,189	$4,378

Ratio of gross expenses to average net assets (6)(7)(8)	6.69%	5.64%
Ratio of net expenses to average net assets (7)(8)	1.95%	2.24%
Ratio of net investment loss to average net assets (7)(8)(9)	(1.22)%	(1.14)%

Portfolio Turnover Rate (5)	16%	49%

(1)	The Equinox EquityHedge U.S. Strategy Fund commenced operations on September 9, 2013.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Represents less than $0.01 per share.

(4)	Total returns shown exclude the effect of applicable sales charges and redemption fees.

(5)	Not annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.

(7)	Annualized.

(8)	Does not include the expenses of other investment companies in which the Fund invests.

(9)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests.

See accompanying notes to consolidated financial statements.

10

Equinox EquityHedge U.S. Strategy Fund

NOTES TO FINANCIAL STATEMENTS

December 31, 2014 (Unaudited)

1.	ORGANIZATION

The Equinox EquityHedge U.S. Strategy Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Equinox Funds Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 5, 2010, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund commenced operations on September 9, 2013. The Fund currently offers Class A, Class C and Class I shares. The investment objective of the Fund is to achieve capital appreciation with moderate correlation to and with less volatility than the S&P 500 Index.

The Fund currently offers Class A, Class C and Class I shares. Class C and Class I shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities, including exchange traded funds, listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value. Investments in swap contracts are reported at fair value based on daily price reporting from the swap counterparty.

11

Equinox EquityHedge U.S. Strategy Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2014 (Unaudited)

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process – This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

12

Equinox EquityHedge U.S. Strategy Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2014 (Unaudited)

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2014 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	$5,399,526	$—	$—	$5,399,526
Long Futures Contracts **	220,810	—	—	220,810
Total	$5,620,336	$—	$—	$5,620,336

Liabilities *	Level 1	Level 2	Level 3	Total
Swap Contract	$—	$48,081	$—	$48,081
Total	$—	$48,081	$—	$48,081

There were no transfers in to or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

*	Refer to the Portfolio of Investments for industry classification.

**	Cumulative appreciation/depreciation on futures contracts is shown.
13

Equinox EquityHedge U.S. Strategy Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2014 (Unaudited)

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrealized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2014 tax return. The Fund identifies its major tax jurisdictions as U.S. Federal, Colorado and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Allocation of Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis. Expenses specifically attributable to a particular fund in the Trust are borne by that fund. Other expenses are allocated to each fund based on its net assets in relation to the total net assets of all the applicable funds in the Trust or another reasonable basis.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

14

Equinox EquityHedge U.S. Strategy Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2014 (Unaudited)

Futures Contracts – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio’s agent in acquiring the futures position). During the year the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. As of December 31, 2014, the Fund had a net change in unrealized appreciation of $212,372 from futures contracts. For the six months ended December 31, 2014, the Fund had net realized gains of $107,550 from futures contracts.

Swap Agreements – The Fund is subject to equity price risk, interest rate risk and/or commodity risk in the normal course of pursuing its investment objective. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency), or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. Realized gains and losses from a decrease in the notional value swap are recognized on trade date. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive.

15

Equinox EquityHedge U.S. Strategy Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2014 (Unaudited)

The Fund maintains cash and investments in money market funds, up to 20% of the notional value of the swap, as collateral to secure its obligations under the swap. Please refer to the Portfolio of Investments for additional detail on the money market holdings. The cash maintained as collateral is recorded as swap margin balance on the Statement of Assets and Liabilities. As of December 31, 2014, the notional value of the swap was $3,630,000. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that that amount is positive. In order to maintain prudent risk exposure to the counterparty, the Advisor will reduce exposure to the counterparty whenever that exposure exceeds 5% of the net assets of the Fund for a period of one week or such lesser time as the Advisor may determine. If the Advisor determines that the counterparty presents an imprudent risk, the swap may be terminated in its entirety. As of December 31, 2014, the net change in unrealized depreciation on the swap contract was $152,110. For the six months ended December 31, 2014, the net realized loss on the swap contract was $65,159.

Derivatives Disclosure –

Fair Values of Derivative Instruments as of December 31, 2014:

	Asset Derivatives			Liability Derivatives

Contract Type/ Primary Risk Exposure	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value

Mixed; interest rate, equity and foreign exchange contracts:				Unrealized depreciation on swap contract Net Assets - Net Unrealized Appreciation	$48,081	*

	Unrealized appreciation on futures contracts

Equity contracts:	Net Assets - Net Unrealized Appreciation	$220,810	*

		$220,810			$48,081

*	Includes cumulative appreciation/depreciation of futures and swaps contracts as reported in the Portfolio of Investments.
16

Equinox EquityHedge U.S. Strategy Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2014 (Unaudited)

The effect of Derivative Instruments on the Statement of Operations for the six months ended December 31, 2014:

Contract Type/ Primary Risk Exposure	Location of Gain or (Loss) On Derivatives	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
Equity contracts:	Net realized gain on futures contract	$107,550

	Net change in unrealized appreciation (depreciation) on futures contract		$212,372

Mixed; interest rate, equity and foreign exchange contracts:	Net realized loss on swap contract	(65,159)

	Net change in unrealized appreciation (depreciation) on swap contract		$152,110

Total		$42,391	$364,482

The derivative instruments outstanding as of December 31, 2014 as disclosed in the Portfolio of Investments and the amounts of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2014, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $653,578 and $9,191,167, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATES

Equinox Institutional Asset Management, LP serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has engaged Tapestry Asset Management, LP, Confluence Investment Management, LLC, Equity Investment Corporation, Quantum Capital Management, Logan Capital Management, Inc., Polen Capital Management, LLC and Turner Investments, L.P., as the Fund’s Sub-Advisors (the “Sub-

17

Equinox EquityHedge U.S. Strategy Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2014 (Unaudited)

Advisors”). Effective November 1, 2014, the Fund does not engage any of the sub advisors due to a change in investment strategy. The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. An officer of Equinox Funds Trust is also an officer of GFS, and is not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.95% of the Fund’s average daily net assets. The sub-advisors were paid by the Advisor and not the Fund. For the six months ended December 31, 2014, the Fund incurred advisory fees of $74,131.

Pursuant to a written contract (the “Waiver Agreement”), effective November 1, 2014 the Advisor has agreed, at least until October 31, 2015, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expenses on securities sold short, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 1.45%, 2.20%, and 1.20% per annum of the Fund’s average daily net assets for Class A, Class C, and Class I shares, respectively. Prior to November 1, 2014 the Advisor agreed to waive a portion of its advisory fee and agreed to reimburse the Fund for other expenses to the extent necessary so that total expenses incurred by the Fund did not exceed. For the six months ended December 31, 2014, the Advisor waived and reimbursed expenses in the amount of $180,163.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s operating expenses are subsequently less than 1.45%, 2.20%, and 1.20% of average daily net assets attributable to Class A, Class C and Class I shares, respectively, the Advisor shall be entitled to recoupment by the Fund for such waived fees or reimbursed expenses provided that such recoupment does not cause the Fund’s expenses to exceed 1.45%, 2.20%, and 1.20% of average daily net assets for each share class. If Fund operating expenses attributable to Class A, Class C and Class I shares subsequently exceed 1.45%, 2.20%, and 1.20% respectively per annum of the average daily net assets, the recoupment by the Advisor shall be suspended. Prior to November 1, 2014 the agreed upon waivers were 2.49%, 3.24%, and 2.24% attributable to Class A, Class C and Class I shares respectively per annum of the average daily net assets.

As of December 31, 2014, $246,171 is subject to recapture by the Advisor by June 30, 2017.

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

18

Equinox EquityHedge U.S. Strategy Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2014 (Unaudited)

The Trust, with respect to the Fund, has adopted the Trust’s Distribution and Shareholder Servicing Plan for Class A and Class C shares (“Plan”). The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets for Class A and 1.00% of its average daily net assets for Class C shares which is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s Class A and Class C shares. The Distributor is an affiliate of GFS. During the six months ended December 31, 2014, the Distributor did not receive commissions from sales.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”)

NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”)

Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Fund.

5.	REDEMPTION FEE

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund. For the six months ended December 31, 2014, the Fund did not assess redemption fees.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the period ended June 30, 2014 was as follows:

Period Ended
June 30, 2014
Ordinary Income	$—
Long-Term Capital Gain	10,474
$10,474
19

Equinox EquityHedge U.S. Strategy Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2014 (Unaudited)

As of June 30, 2014, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Income	Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
$—	$51,135	$—	$—	$(182,593)	$959,991	$828,533

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on open 1256 contracts and total return swaps, and adjustments for real estate investment trusts.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $182,593.

Permanent book and tax differences, primarily attributable to the reclass of net operating losses and adjustments for real estate investment trusts, resulted in reclassifications for the period ended June 30, 2014 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$—	$109,195	$(109,195)

7.	SUBSEQUENT EVENTS

Subsequent events after the date of the statement of assets and liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment of disclosure in the financial statements other than described below.

A special meeting of shareholders of the Fund was held on January 16, 2015 at the offices of Equinox Institutional Asset Management, LP, 47 Hulfish Street, Suite 510, Princeton, NJ 08542. The meeting was called to ask shareholders of the Fund to consider and vote on the approval of an amended and restated advisory agreement by and between the Trust, on behalf of the Fund, and the Advisor.

20

Equinox EquityHedge U.S. Strategy Fund

EXPENSE EXAMPLES

December 31, 2014 (Unaudited)

As a shareholder of the Equinox EquityHedge U.S. Strategy Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2014 through December 31, 2014.

Actual Expenses

The “Actual” expenses line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” expenses line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
Equinox EquityHedge U.S. Strategy Fund	Fund’s Annualized Expense Ratio	Beginning Account Value 7-1-14	Ending Account Value 12-31-14	Expenses Paid During Period*	Ending Account Value 12-31-14	Expenses Paid During Period
Class A
	2.15%	$1,000.00	$1,053.70	$11.13	$1,014.37	$10.92
Class C
	2.90%	$1,000.00	$1,049.60	$14.98	$1,010.59	$14.70
Class I
	1.95%	$1,000.00	$1,054.50	$10.10	$1,015.38	$9.91

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).
21

Equinox EquityHedge U.S. Strategy Fund

SUPPLEMENTAL INFORMATION

December 31, 2014 (Unaudited)

Approval of Advisory Agreement

At an in-person meeting held on October 17, 2014, the Board of Trustees (the “Board”) of Equinox Funds Trust (the “Trust”), including the Trustees who are not “interested persons” (“Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), unanimously approved a new investment advisory agreement (the “New Agreement”) between Equinox Institutional Asset Management, LP (“Equinox” or the “Adviser”) and the Trust, on behalf of the Equinox EquityHedge U.S. Strategy Fund (the “Fund”), to be effective upon shareholder approval. The Board approved the New Agreement in connection with its approval of a new investment strategy for the Fund proposed by the Adviser. Shareholders subsequently approved the New Agreement on February 27, 2015.

At the October 17, 2014 meeting, Equinox proposed a modification to the Fund’s equity strategy (the “New Investment Strategy”) that would replace the manager-of-managers approach with investments in a combination of (i) derivatives instruments such as futures, options or total return swaps that provide exposure to broad-based equity indices comprised of equity or equity related securities that are traded in U.S. markets or the issuers of which are domiciled in the United States (each, an “Equity Index”), and/or (ii) exchange traded funds (“ETFs”) or other investment companies that that seek to track the composition and/or performance of a specific Equity Index. Equinox indicated that it does not anticipate delegating any of its investment discretion to a sub-advisor in connection with the New Investment Strategy. The Fund will continue to employ an overlay strategy to hedge the Fund’s overall exposure to the equity markets as described in the Fund’s Prospectus under “Principal Investment Strategies - The Hedging Strategy.” Further, the investment objective of the Fund will not change.

Equinox informed the Board that it anticipated that the New Investment Strategy is likely to reduce the amount of time that the portfolio managers and Equinox support staff must dedicate to the Fund due to a number of factors including: (i) an expected decrease in the rate of portfolio turnover, (ii) fewer due diligence considerations and tasks due to the lack of sub-adviser relationships and (iii) simplification of the performance and risk monitoring exercises due to the transition from a more active, long equity trading strategy seeking benchmark outperformance to a broad-based equity market exposure seeking performance consistent with well-known market benchmarks. Accordingly, Equinox discussed with the Board its request that the existing advisory fee rate of 1.95% per annum of the Fund’s average daily net assets be reduced to 0.95% per annum of the Fund’s average daily net assets. Equinox therefore proposed that the Board approve the New Agreement which, except for the advisory fee rate, has identical terms as the existing investment advisory agreement dated July 18, 2013 between Equinox and the Trust, on behalf of the Fund (the “Existing Agreement”). The New Agreement provides for a decrease in the advisory fee of 100 basis points to 0.95% of the Fund’s average daily net assets, subject to shareholder approval. Equinox also proposed that the Board approve a corresponding 104 basis point decrease in the fee cap applicable to the Fund (the “New Fee Cap”).

The Board approved the New Investment Strategy and the New Fee Cap at the October 17, 2014 meeting. The New Investment Strategy and the New Fee Cap went into effect on November 1, 2014. As discussed in more detail below, the Board also approved the New Agreement, subject to shareholder approval, and recommended that the New Agreement be presented to shareholders for their consideration.

Before considering the New Agreement, the Trustees, including the Trustees who are not “interested persons” (“Independent Trustees”) within the meaning of Section 2(a)(19) of the 1940 Act, requested information about the New Investment Strategy. In determining whether to approve the New Agreement, the Trustees considered information provided by Equinox in conjunction with the October 17, 2014 in-person meeting. To assist the Board in considering the New Agreement, Equinox provided materials and information about the New Investment Strategy and updated materials designed to assist the Board in its consideration of the New Agreement. The Trustees considered information that Equinox provided regarding: (i) the services currently performed for the Fund and the modified level of services to be performed for the Fund pursuant to the New Investment Strategy, (ii) the size and qualifications of Equinox’s portfolio management staff, (iii) any potential or actual material conflicts of interest

22

Equinox EquityHedge U.S. Strategy Fund

SUPPLEMENTAL INFORMATION (Continued)

December 31, 2014 (Unaudited)

which may arise in connection with Equinox’s management of the Fund, (iv) how the Fund will be managed by Equinox pursuant to the New Investment Strategy, including a general description of the investment decision making process, sources of information and investment strategies, (v) investment performance information, (vi) a comparison of the advisory fee charged by Equinox to the Fund and the Fund’s expense ratio to the advisory fee and expense ratio of comparable funds; (vii) brokerage selection procedures (including soft dollar arrangements), (viii) the procedures for allocating investment opportunities between the Fund and other clients, (ix) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (x) any litigation, investigation or administrative proceeding which may have a material impact on Equinox’s ability to service the Fund, (xi) Equinox’s internal program for ensuring compliance with the Fund’s investment objectives, policies and practices (including codes of ethics), federal securities laws and other regulatory requirements, (xii) Equinox’s proxy voting policies, and (xiii) details regarding and quantification of any fee sharing arrangements with respect to the distribution of shares of the Fund. In addition, the Board consulted with legal counsel with respect to their review of the New Agreement and certain other considerations relevant to their deliberations on whether to approve the New Agreement.

In addition to the information provided by Equinox as described above, the Trustees also considered all other factors they believed to be relevant to evaluating the New Agreement, including the specific matters discussed below. In their deliberations, the Trustees did not identify any particular information that was controlling, and different Trustees may have attributed different weights to the various factors. However, the Trustees determined that the overall arrangements between the Fund and Equinox, as provided in the New Agreement, including the proposed advisory fees, are fair and reasonable in light of the services to be performed, expenses incurred and such other matters as the Trustees considered relevant. Factors evaluated included: (i) the terms and conditions of the New Agreement, and (ii) the Board’s review of the Existing Agreement at their in-person meeting on February 12, 2013 as required by the 1940 Act and their determination at that time that (a) Equinox had the capabilities, resources, and personnel necessary to provide satisfactory advisory services to the Fund and (b) the advisory fees to be paid by the Fund, taking into account any applicable fee limitations, represent reasonable compensation to Equinox in light of the services provided, the costs to Equinox of providing those services, economies of scale, and the fees and other expenses paid by similar funds and such other matters that the Board considered relevant in the exercise of their reasonable judgment. Certain of these considerations are discussed in more detail below.

Nature, Extent, and Quality of Services. The Trustees considered the services historically provided by Equinox to the Fund and its shareholders, and the services to be provided by Equinox pursuant to the New Investment Strategy. The Trustees’ evaluation of the services to be provided by Equinox took into account the Trustees’ knowledge and familiarity gained as Board members, including the scope and quality of Equinox’s investment management capabilities in selecting hedging programs, allocating assets across various equity index-linked investments, and managing certain types of assets in-house (e.g., fixed income securities and derivatives), and its compliance responsibilities. The Trustees considered Equinox’s personnel and the depth of Equinox’s personnel who possess the experience to provide investment management services to the Fund. Based on the information provided by Equinox, the Trustees concluded that (i) the nature, extent and quality of the services to be provided by Equinox are appropriate and consistent with the terms of the New Agreement, (ii) the quality of Equinox’s services under the Existing Agreement has been consistent with industry norms, (iii) the Fund is likely to benefit from the provision of Equinox’s services under the New Agreement, (iv) Equinox has sufficient personnel, with the appropriate education and experience, to serve the Fund effectively and has demonstrated its continuing ability to attract and retain qualified personnel, and (v) the satisfactory nature, extent, and quality of services currently provided to the Fund and its shareholders is likely to continue upon approval of the New Agreement by the Fund’s shareholders.

Investment Performance. The Board considered the overall investment performance of Equinox and the Fund. Although the Trustees gave appropriate consideration to performance reports and discussions with members of Equinox at Board meetings throughout the year, the Trustees gave particular weight to Equinox’s presentation of the Fund’s performance given at the October 17, 2014 meeting. At that meeting, Equinox presented a detailed analysis of the reasons it believed that the Fund’s performance would improve if the Fund were managed pursuant to the New Investment Strategy.

23

Equinox EquityHedge U.S. Strategy Fund

SUPPLEMENTAL INFORMATION (Continued)

December 31, 2014 (Unaudited)

Comparative Expenses. The Trustees considered the rate of the investment advisory fee and other expenses that would be paid by the Fund under the New Agreement as compared to those of representative comparable funds managed by Equinox and other investment advisers. The Trustees noted in particular that the proposed new investment advisory fee and total operating expenses for the Fund would be reasonable because they are within the range of contractual advisory fee rates and total operating expenses at comparable asset levels for representative comparable funds, as indicated in materials prepared for the Board by Equinox, based on information contained in various publicly available documents.

Costs of Services and Management Profitability. The Trustees also considered (i) the costs of the services historically provided by Equinox and the costs of services to be provided by Equinox pursuant to the New Investment Strategy, (ii) the compensation and benefits received by Equinox in providing services to the Fund, and (iii) its profitability. The Trustees noted that the level of profitability of Equinox is an important factor in providing service to the Fund, and the Trustees should be satisfied that Equinox’s profits are sufficient to continue as healthy, on-going concerns generally and as investment adviser of the Fund specifically. Based on the information provided, the Trustees concluded that Equinox’s fees and profits (if any) derived from its relationship with the Trust in light of the Fund’s expenses, are reasonable in relation to the nature and quality of the services to be provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the overall expense ratio of the Fund is reasonable, taking into account the size of the Fund, the quality of services provided by Equinox, the investment performance of the Fund and the expense limitations agreed to by Equinox.

Economies of Scale. The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Fund grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Trustees considered that the imposition of the New Investment Strategy are intended to increase asset levels of the Fund and thereby lead to improved economies of scale for Fund shareholders. The Trustees determined that economies of scale for the benefit of Fund shareholders should be achieved as assets of the Fund increase as a result of “breakpoint” reductions in the advisory fee rate at specific asset levels. In addition, the Trustees also considered Equinox’s efforts to grow the Fund’s assets, as economies of scale may be achieved due to the ability of the Trust and the Fund to spread its fixed costs across a larger asset base.

Conclusion. After consideration of all the factors, taking into consideration the information presented at the meeting and deliberating in executive session, the entire Board, including the Independent Trustees, unanimously approved the New Agreement. The Board concluded that the advisory fee rate under the New Agreement is reasonable in relation to the services to be provided and that execution of the New Agreement is in the best interests of the shareholders of the Fund. In arriving at their decision, the Trustees did not identify any single matter as controlling, but made their determination in light of all the circumstances.

24

PRIVACY NOTICE

Rev. August 2011

FACTS	WHAT DOES EQUINOX FUNDS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	■ Social Security number ■ Assets ■ Retirement Assets ■ Transaction History ■ Checking Account Information	■ Purchase History ■ Account Balances ■ Account Transactions ■ Wire Transfer Instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Equinox Funds Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Equinox Funds Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-888-643-3431
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Rev. August 2011

Who we are
Who is providing this notice?	Equinox Funds Trust
What we do
How does Equinox Funds Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Equinox Funds Trust collect my personal information?

We collect your personal information, for example, when you

■       Open an account

■       Provide account information

■       Give us your contact information

■       Make deposits or withdrawals from your account

■       Make a wire transfer

■       Tell us where to send the money

■       Tells us who receives the money

■       Show your government-issued ID

■       Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

  ■       Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■       Affiliates from using your information to market to you

■       Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Equinox Funds Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Equinox Funds Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Equinox Funds Trust doesn’t jointly market.
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PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-643-3431 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-888-643-3431.

INVESTMENT ADVISOR
Equinox Institutional Asset Management, LP
47 Hulfish Street, Suite 510
Princeton, NJ 08542

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Equinox Funds Trust

By (Signature and Title)

/s/ Robert J. Enck

Robert J. Enck, President

Date      3/9/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Robert J. Enck

Robert J. Enck, President

Date      3/9/15

By (Signature and Title)

 /s/ Vance J. Sanders

Vance J. Sanders, Treasurer

Date      3/9/15